UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Global Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Strategic Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Opportunities Portfolio	$55	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$6,525,209,169
# of Portfolio Holdings (including derivatives)	1,265
Portfolio Turnover Rate	119%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Government National Mortgage Association Participation Agreements	1.6%
Insurance Linked Securities	2.2%
Convertible Bonds	2.2%
Commercial Mortgage-Backed Securities	2.4%
Exchange-Traded Funds	2.9%
Short-Term Investments	4.0%
Foreign Corporate Bonds	5.5%
Asset-Backed Securities	10.2%
Sovereign Government Bonds	11.3%
U.S. Government Agency Mortgage-Backed Securities	15.9%
Collateralized Mortgage Obligations	40.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Strategic Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

GLOP Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.1%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	$802	$ 828,066
ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(1)	1,000	1,010,224
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.23%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	3,977,744
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	964,565
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,071,002
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	10,000	9,590,381
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 11.11%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,320,614
Babson CLO Ltd.:
Series 2018-1A, Class D, 10.018%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,833,740
Series 2022-4A, Class D1R, 7.52%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	4,961,615
Series 2024-3A, Class E, 10.17%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	1,960,626
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 8.52%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,457,223
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.106%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	6,911,268
Series 2021-1A, Class ER, 9.506%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,960,790
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.999%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,918,133
Series 2021-16A, Class DR, 9.399%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,835,252
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 8.971%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,961,206
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.935%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	2,923,302
Series 2025-1A, Class E, 8.885%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	4,000	3,842,156
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.62%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,006,645
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.881%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,803,698
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.206%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,364,564
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.131%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,938,710
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.306%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	$3,000	$ 2,968,794
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.98%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	1,960,742
Series 2018-16A, Class D2R2, 8.28%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,458,590
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 7.62%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	2,002,216
Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,004,858
Betony CLO 2 Ltd., Series 2018-1A, Class D, 10.191%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	3,000	2,835,459
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.52%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,496,882
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 5.531%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	1,544	1,542,424
Series 2015-3A, Class DR, 9.931%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,765,126
Series 2016-3A, Class ER, 10.535%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	888,093
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 8.031%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,469,830
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,596
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.82%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	992,731
Bridge Trust:
Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	14,359,183
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,710,065
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	944,214
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,007,458
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	5,250	5,147,840
Series 2024-22A, Class D, 8.556%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,022,296
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	10,400	10,451,272
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,869,220

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	$1,000	$ 971,271
Series 2017-1A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	1,000	968,686
Series 2018-1A, Class E, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,959,470
Series 2022-1A, Class D, 7.461%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,870,833
Carlyle C17 CLO Ltd., Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,000	2,853,636
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,000	971,924
Series 2014-3RA, Class D, 9.944%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,000	1,882,242
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.61%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,008,772
Series 2019-4A, Class CR, 7.456%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,720,373
Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,964,630
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.131%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	993,613
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(3)	7,600	7,153,373
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(3)	2,075	1,904,632
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(3)	11,000	10,118,512
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(3)	1,150	1,066,962
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(3)	5,000	4,286,129
Crown City CLO III, Series 2021-1A, Class C, 7.831%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	985,096
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 11.381%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	1,972,078
Dryden CLO Ltd., Series 2018-55A, Class E, 9.918%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	965,139
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	1,953,020
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 7.422%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,996,310
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.07%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,002,608
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.122%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	$3,000	$ 2,999,580
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.526%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	1,978,540
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 7.37%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,302,549
Series 2020-3A, Class ERR, 10.17%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	981,056
Empower CLO Ltd., Series 2024-1A, Class D1, 8.032%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,006,153
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(3)	11,200	10,139,899
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	20,563	19,880,944
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	18,725,549
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	35,624,857
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	11,836,041
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,786,669
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,355,247
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	37,504,673
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 9.506%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,309,948
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.82%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	1,977,790
Series 2024-33A, Class E, 10.92%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,280,443
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 10.17%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	2,956,020
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 7.181%, (3 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	5,017,690
Series 2015-21A, Class ER, 9.781%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	4,000	3,994,936
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,860	6,937,652
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	5,036,415
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.372%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,962,966
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.711%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,944,730
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.282%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,510,409

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 10.382%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	$2,000	$ 1,966,958
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 8.041%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,418,313
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.931%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,609
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.506%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,443,412
Series 2024-2A, Class E, 11.156%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	989,085
Series 2024-3A, Class D1, 7.649%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	999,948
Highbridge Loan Management, Series 3A-2014, Class DR, 11.031%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,693,537
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,915	27,740,449
Series 2021-2, Class G, 4.505%, 12/17/26(1)	19,202	18,499,010
KKR SFR Warehouse Participation, 7.822%, (30-day SOFR Average + 3.50%), 12/13/25(2)	13,388	13,397,127
LoanDepot GMSR Master Trust, Series 2018-GT1, Class A, 7.985%, (1 mo. SOFR + 3.664%), 10/16/25(1)(2)	24,000	23,937,254
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.156%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	2,967,909
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	1,900,916
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.406%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,003,978
Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,477,607
MAPS Ltd., Series 2018-1A, Class C, 6.413%, 5/15/43(1)	619	615,585
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.512%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,004,162
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	12,500	12,657,301
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	1,375	1,423,966
Series 2024-1A, Class C, 10.86%, 4/20/54(1)	2,000	2,118,002
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(4)	6,124	6,141,044
Mountain View CLO LLC, Series 2017-2A, Class AR, 5.562%, (3 mo. SOFR + 1.302%), 1/16/31(1)(2)	151	150,812
Security	Principal Amount (000's omitted)	Value
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	$5,238	$ 5,208,508
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 11.022%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	1,997,758
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 11.22%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	3,009,279
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,950,006
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.556%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,001,226
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 8.134%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	2,003,144
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	478	465,877
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,915	1,852,815
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	29,189	29,469,674
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.97%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,001,908
Series 2019-4A, Class ERR, 10.86%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,435,980
OCP CLO Ltd., Series 2024-32A, Class D1, 8.029%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,011,350
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.27%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,504,687
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.306%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,006,554
Orion CLO Ltd., Series 2024-4A, Class E, 10.27%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	1,974,750
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,709,069
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,946,636
Series 2018-1A, Class CR, 8.17%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,505,337
Series 2021-2A, Class ER, 9.356%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	2,000	1,970,986
Series 2022-1A, Class D, 7.322%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,452,492
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(4)	7,876	7,847,133
Progress Residential Trust:
Series 2021-SFR10, Class F, 4.608%, 12/17/40(1)	3,463	3,289,607
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	963,785

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Progress Residential Trust: (continued)
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	$16,150	$ 14,750,460
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,501,954
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,761,419
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,285,901
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(3)	4,500	4,205,120
RR 35 Ltd., Series 2024-35A, Class D, 9.652%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,350,585
RR 38 Ltd., Series 2025-38A, Class C2, 7.972%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	3,900,844
Sandstone Peak Ltd., Series 2021-1A, Class DR, 7.606%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	3,885,896
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,844	1,850,460
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.425%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	4,992,560
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 8.02%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,367,692
Sprite Ltd., Series 2021-1, Class C, 8.835%, 11/15/46(1)	8,919	8,936,082
STAR Trust:
Series 2021-SFR1, Class C, 5.486%, (1 mo. SOFR + 1.164%), 4/17/38(1)(2)	2,164	2,140,725
Series 2021-SFR1, Class F, 6.836%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	1,196	1,181,371
Series 2021-SFR1, Class G, 7.636%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	5,644	5,563,114
Series 2021-SFR1, Class H, 8.886%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,539,350
Series 2021-SFR2, Class D, 6.136%, (1 mo. SOFR + 1.814%), 1/17/39(1)(2)	1,000	991,689
Series 2022-SFR3, Class E2, 8.022%, (1 mo. SOFR + 3.70%), 5/17/39(1)(2)	10,000	9,944,392
Series 2024-SFR4, Class C, 6.772%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,629,082
Series 2024-SFR4, Class D, 7.272%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,788,765
Series 2025-SFR5, Class D, 6.772%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,781,006
Series 2025-SFR5, Class E, 7.272%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,519,880
TCW CLO Ltd., Series 2024-3A, Class E, 10.87%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	2,011,466
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.76%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	2,968,758
Security	Principal Amount (000's omitted)	Value
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	$3,551	$ 3,458,461
Series 2025-SFR1, Class D, 6.322%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	3,997,157
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,986,534
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,080,002
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.998%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,675,630
Series 2014-1A, Class DR2, 10.531%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	2,000	1,935,108
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,858,300
Series 2018-2A, Class E, 9.768%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	903,123
Series 2024-2A, Class D, 7.47%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	2,991,681
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 8.081%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	2,500	2,502,545
Series 2021-2A, Class E, 11.478%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	925,773
Total Asset-Backed Securities (identified cost $778,740,301)		$ 789,178,908

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,034,160
PGIM Global High Yield Fund, Inc.	430,326	5,400,591
Western Asset High Income Opportunity Fund, Inc.	383,997	1,470,709
Total Closed-End Funds (identified cost $8,409,895)		$ 7,905,460

Collateralized Mortgage Obligations — 47.6%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.301%, 1/25/70(1)(3)	$1,440	$ 1,456,671
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(4)	11,050	11,074,742
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,500	3,489,097

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(3)	$9,300	$ 8,086,940
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,538	2,458,789
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	8,450	8,573,540
CFMT LLC:
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(4)	5,770	5,271,699
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(4)	9,932	8,707,539
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(3)	1,250	1,179,769
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(3)	1,550	1,442,483
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(3)	4,500	3,879,755
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(3)	1,000	937,943
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(3)	3,750	3,280,107
Champs Trust:
Series 2024-1, Class A, 8.774%, 7/25/59(1)(3)	49,689	51,154,008
Series 2024-2, Class A, 9.576%, 11/25/59(1)(3)	44,485	46,314,450
Series 2024-3, Class A, 8.344%, 1/25/60(1)(3)	78,607	81,414,856
Series 2025-1, Class A, 7.841%, 4/25/60(1)(3)	81,747	85,232,378
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 11/25/24, 10/25/57(1)(4)	8,433	8,596,092
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	1,764	1,775,861
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(4)	9,000	9,103,454
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	17,609	16,827,209
FARM Mortgage Trust:
Series 2022-1, Class B, 2.954%, 1/25/52(1)(3)	2,464	1,816,075
Series 2023-1, Class B, 3.039%, 3/25/52(1)(3)	2,521	1,868,908
Series 2024-1, Class B, 5.102%, 10/1/53(1)(3)	2,131	1,845,095
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	19	19,918
Series 4273, Class SP, 0.133%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	516	443,939
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(5)	4,319	1,932,665
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	3,411	1,967,843
Series 5150, Class QZ, 2.50%, 10/25/51	2,743	1,721,054
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5152, Class ZP, 3.00%, 7/25/50	$10,625	$ 6,566,220
Series 5159, Class ZT, 3.00%, 11/25/51	1,597	1,104,481
Series 5270, Class ZU, 6.00%, 11/25/52	3,675	3,726,381
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,271,191
Series 5324, Class MZ, 6.00%, 7/25/53	3,711	3,804,194
Series 5327, Class B, 6.00%, 8/25/53(6)	20,000	20,691,362
Series 5353, Class AZ, 6.50%, 11/25/53	9,368	9,966,067
Series 5362, Class JB, 6.00%, 12/25/53(6)	14,599	15,082,380
Series 5379, Class EZ, 5.50%, 2/25/54	8,568	8,367,490
Series 5381, Class Z, 5.50%, 2/25/54	14,442	13,798,757
Series 5391, Class EZ, 5.50%, 3/25/54	17,058	16,868,073
Series 5399, Class MZ, 6.00%, 4/25/54	4,878	5,011,152
Series 5402, Class BZ, 6.00%, 4/25/54	8,536	8,765,185
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,268,622
Series 5413, Class LZ, 6.00%, 5/25/54	4,247	4,355,986
Series 5413, Class MZ, 6.00%, 5/25/54	12,477	12,816,050
Series 5414, Class CZ, 5.50%, 5/25/54(6)	34,642	34,449,189
Series 5428, Class Z, 6.00%, 7/25/54	15,429	15,782,306
Series 5429, Class DZ, 6.00%, 7/25/54	12,686	13,037,157
Series 5446, Class AZ, 6.00%, 8/25/54(6)	22,364	22,954,667
Series 5453, Class DZ, 5.50%, 9/25/54	13,887	13,247,984
Series 5461, Class Z, 6.50%, 10/25/54	6,725	6,670,474
Series 5468, Class ZW, 6.50%, 11/25/54	11,017	10,909,629
Series 5478, Class CZ, 6.50%, 4/25/54	8,148	8,091,709
Series 5478, Class SG, 5.932%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	39,407	41,270,903
Series 5489, Class S, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	11,184	11,870,079
Series 5499, Class MZ, 6.00%, 2/25/55	25,377	25,940,093
Series 5500, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	35,416	38,991,220
Series 5508, Class AS, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	35,740	39,497,401
Series 5508, Class DS, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	11,089	12,605,519
Series 5508, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	32,083	36,171,639
Series 5511, Class LT, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(5)	7,578	7,776,906
Series 5511, Class TE, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(5)	2,761	2,838,547
Series 5513, Class MQ, 8.089%, (30-day SOFR Average + 3.95%), 6/25/54(5)	32,304	33,221,761
Series 5516, Class HZ, 6.00%, 3/25/55	25,251	26,413,373
Series 5517, Class NA, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(5)	7,336	7,542,471
Series 5535, Class MB, 8.40%, (30-day SOFR Average + 4.05%), 5/25/55(5)	17,000	17,428,752
Series 5544, Class CZ, 6.00%, 5/25/55(2)(7)	50,000	51,068,070

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5545, Class DZ, 6.00%, 6/25/55(7)	$49,000	$ 49,540,029
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	27,250	4,978,754
Series 380, Class C5, 3.50%, 1/25/50	8,340	1,676,911
Series 2631, Class DS, 2.641%, (6.986% - 30-day SOFR Average), 6/15/33(5)	114	1,164
Series 2956, Class SL, 2.541%, (6.886% - 30-day SOFR Average), 6/15/32(5)	321	26,171
Series 3114, Class TS, 2.191%, (6.536% - 30-day SOFR Average), 9/15/30(5)	520	20,198
Series 3153, Class JI, 2.161%, (6.506% - 30-day SOFR Average), 5/15/36(5)	848	61,921
Series 4007, Class JI, 4.00%, 2/15/42	496	75,275
Series 4067, Class JI, 3.50%, 6/15/27	518	12,862
Series 4070, Class S, 1.641%, (5.986% - 30-day SOFR Average), 6/15/32(5)	3,381	228,555
Series 4095, Class HS, 1.641%, (5.986% - 30-day SOFR Average), 7/15/32(5)	529	21,577
Series 4109, Class ES, 1.691%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	9,530
Series 4109, Class SA, 1.741%, (6.086% - 30-day SOFR Average), 9/15/32(5)	1,552	100,430
Series 4149, Class S, 1.791%, (6.136% - 30-day SOFR Average), 1/15/33(5)	1,069	76,787
Series 4163, Class GS, 1.741%, (6.086% - 30-day SOFR Average), 11/15/32(5)	986	66,528
Series 4169, Class AS, 1.791%, (6.136% - 30-day SOFR Average), 2/15/33(5)	1,278	84,613
Series 4188, Class AI, 3.50%, 4/15/28	369	6,916
Series 4189, Class SQ, 1.691%, (6.036% - 30-day SOFR Average), 12/15/42(5)	432	50,744
Series 4203, Class QS, 1.791%, (6.136% - 30-day SOFR Average), 5/15/43(5)	1,070	87,071
Series 4332, Class IK, 4.00%, 4/15/44	415	74,781
Series 4343, Class PI, 4.00%, 5/15/44	1,111	208,796
Series 4370, Class IO, 3.50%, 9/15/41	116	2,001
Series 4381, Class SK, 1.691%, (6.036% - 30-day SOFR Average), 6/15/44(5)	1,173	109,566
Series 4388, Class MS, 1.641%, (5.986% - 30-day SOFR Average), 9/15/44(5)	1,147	132,038
Series 4408, Class IP, 3.50%, 4/15/44	1,662	204,052
Series 4497, Class CS, 1.741%, (6.086% - 30-day SOFR Average), 9/15/44(5)	709	24,369
Series 4507, Class MI, 3.50%, 8/15/44	343	12,237
Series 4507, Class SJ, 1.721%, (6.066% - 30-day SOFR Average), 9/15/45(5)	3,096	383,238
Series 4520, Class PI, 4.00%, 8/15/45	7,028	903,277
Series 4528, Class BS, 1.691%, (6.036% - 30-day SOFR Average), 7/15/45(5)	1,477	142,277
Series 4629, Class QI, 3.50%, 11/15/46	1,595	293,961
Series 4637, Class IP, 3.50%, 4/15/44	103	1,902
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4644, Class TI, 3.50%, 1/15/45	$1,350	$ 172,510
Series 4744, Class IO, 4.00%, 11/15/47	1,410	293,614
Series 4749, Class IL, 4.00%, 12/15/47	1,118	233,269
Series 4768, Class IO, 4.00%, 3/15/48	1,382	287,746
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(5)	16,527	621,973
Series 5070, Class CI, 2.00%, 2/25/51	35,558	4,899,900
Series 5156, Class IP, 3.00%, 12/25/49	17,519	2,822,714
Series 5236, Class TI, 3.00%, 1/25/51	65,209	11,582,725
Series 5293, Class CI, 2.50%, 4/25/51	25,497	4,162,771
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	537	379,023
Series 4478, Class PO, 0.00%, 5/15/45	792	586,130
Series 5357, Class EO, 0.00%, 11/25/53	4,891	4,119,821
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.968%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,431,250
Series 2020-DNA6, Class B2, 10.004%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,730,181
Series 2021-DNA2, Class B2, 10.354%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	7,872,009
Series 2021-DNA3, Class B2, 10.604%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	7,916,044
Series 2021-DNA5, Class B2, 9.854%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,095	61,553,166
Series 2021-DNA6, Class B2, 11.854%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	22,506,750
Series 2021-HQA1, Class B2, 9.354%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	40,118,555
Series 2021-HQA2, Class B2, 9.804%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,086,428
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.582%, 8/25/39(3)	350	353,746
Series 2013-6, Class TA, 1.50%, 1/25/43	339	305,930
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,416	890,854
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,968	2,571,454
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,866,657
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,036	5,172,349
Series 2023-14, Class EL, 6.00%, 4/25/53(6)	63,163	66,234,511
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,752	1,736,323
Series 2024-90, Class ES, 6.042%, (15.620% - 30-day SOFR Average x 2.20), 10/25/54(5)	41,263	44,607,427
Series 2024-98, Class S, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	11,326	12,028,815
Series 2024-102, Class SA, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	17,972	19,168,842
Series 2024-105, Class AS, 5.853%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(5)	20,889	22,852,052
Series 2024-105, Class KT, 0.125%, 1/25/55	34,480	28,860,829

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-10, Class AS, 8.089%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(5)	$13,102	$ 14,490,576
Series 2025-12, Class ES, 8.089%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(5)	24,430	27,098,153
Series 2025-12, Class FM, 8.354%, (30-day SOFR Average + 4.00%), 3/25/55(2)	9,437	9,652,481
Series 2025-15, Class FM, 8.204%, (30-day SOFR Average + 3.85%), 4/25/55(2)	8,653	8,870,133
Series 2025-29, Class MH, 8.397%, (30-day SOFR Average + 4.05%), 2/25/55(2)	16,722	17,217,189
Series 2025-35, Class MT, 7.958%, (30-day SOFR Average + 5.00%), 5/25/55(2)	15,000	15,349,860
Interest Only:(8)
Series 2004-46, Class SI, 1.532%, (5.886% - 30-day SOFR Average), 5/25/34(5)	565	24,207
Series 2005-17, Class SA, 2.232%, (6.586% - 30-day SOFR Average), 3/25/35(5)	710	64,887
Series 2005-105, Class S, 2.232%, (6.586% - 30-day SOFR Average), 12/25/35(5)	589	48,543
Series 2006-44, Class IS, 2.132%, (6.486% - 30-day SOFR Average), 6/25/36(5)	526	46,087
Series 2006-65, Class PS, 2.752%, (7.106% - 30-day SOFR Average), 7/25/36(5)	522	64,859
Series 2006-96, Class SN, 2.732%, (7.086% - 30-day SOFR Average), 10/25/36(5)	497	40,097
Series 2006-104, Class SD, 2.172%, (6.526% - 30-day SOFR Average), 11/25/36(5)	573	60,132
Series 2006-104, Class SE, 2.162%, (6.516% - 30-day SOFR Average), 11/25/36(5)	382	39,777
Series 2007-50, Class LS, 1.982%, (6.336% - 30-day SOFR Average), 6/25/37(5)	830	82,425
Series 2008-26, Class SA, 1.732%, (6.086% - 30-day SOFR Average), 4/25/38(5)	901	90,812
Series 2008-61, Class S, 1.632%, (5.986% - 30-day SOFR Average), 7/25/38(5)	1,493	107,440
Series 2011-101, Class IC, 3.50%, 10/25/26	129	1,344
Series 2011-101, Class IE, 3.50%, 10/25/26	97	1,010
Series 2011-104, Class IM, 3.50%, 10/25/26	195	2,614
Series 2012-52, Class DI, 3.50%, 5/25/27	654	13,494
Series 2012-124, Class IO, 1.585%, 11/25/42(3)	1,772	82,173
Series 2012-139, Class LS, 1.70%, (6.036% - 30-day SOFR Average), 12/25/42(5)	2,139	315,455
Series 2012-147, Class SA, 1.632%, (5.986% - 30-day SOFR Average), 1/25/43(5)	2,408	269,053
Series 2012-150, Class PS, 1.682%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,285	379,696
Series 2012-150, Class SK, 1.682%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,640	444,171
Series 2013-11, Class IO, 4.00%, 1/25/43	6,374	730,747
Series 2013-12, Class SP, 1.182%, (5.536% - 30-day SOFR Average), 11/25/41(5)	275	5,429
Series 2013-15, Class DS, 1.732%, (6.086% - 30-day SOFR Average), 3/25/33(5)	2,276	147,380
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-23, Class CS, 1.782%, (6.136% - 30-day SOFR Average), 3/25/33(5)	$1,177	$ 79,058
Series 2013-64, Class PS, 1.782%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,526	136,056
Series 2013-66, Class JI, 3.00%, 7/25/43	2,571	395,796
Series 2013-75, Class SC, 1.782%, (6.136% - 30-day SOFR Average), 7/25/42(5)	1,608	45,114
Series 2014-32, Class EI, 4.00%, 6/25/44	634	119,236
Series 2014-41, Class SA, 1.582%, (5.936% - 30-day SOFR Average), 7/25/44(5)	1,004	152,694
Series 2014-43, Class PS, 1.632%, (5.986% - 30-day SOFR Average), 3/25/42(5)	808	54,273
Series 2014-55, Class IN, 3.50%, 7/25/44	1,526	290,021
Series 2014-64, Class BI, 3.50%, 3/25/44	108	2,167
Series 2014-67, Class IH, 4.00%, 10/25/44	1,080	233,805
Series 2014-80, Class CI, 3.50%, 12/25/44	909	177,097
Series 2014-89, Class IO, 3.50%, 1/25/45	1,589	306,705
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(5)	1,960	72,438
Series 2015-14, Class KI, 3.00%, 3/25/45	1,917	311,059
Series 2015-22, Class GI, 3.50%, 4/25/45	474	86,226
Series 2015-31, Class SG, 1.632%, (5.986% - 30-day SOFR Average), 5/25/45(5)	2,268	366,028
Series 2015-36, Class IL, 3.00%, 6/25/45	1,294	189,388
Series 2015-52, Class MI, 3.50%, 7/25/45	2,650	511,161
Series 2015-93, Class BS, 1.682%, (6.036% - 30-day SOFR Average), 8/25/45(5)	1,134	96,054
Series 2018-21, Class IO, 3.00%, 4/25/48	3,504	597,149
Series 2021-94, Class CI, 3.00%, 1/25/52	9,965	1,697,628
Series 2023-39, Class AI, 2.00%, 7/25/52	89,282	11,686,958
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.218%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	772	795,417
Series 2021-R01, Class 1B2, 10.354%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,881,401
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	3,913	3,990,838
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(3)	4,450	4,570,137
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(3)	1,167	1,188,248
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(3)	1,613	1,639,786
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.502%, 10/25/51(1)(3)	6,680	5,469,140
Series 2023-6INV, Class B4, 3.481%, 8/25/51(1)(3)	4,060	3,286,082
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	1,697	1,728,379

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	$9,141	$ 5,354,250
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,770	1,020,187
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,841	1,095,319
Series 2021-165, Class MZ, 2.50%, 9/20/51	15,251	9,054,983
Series 2022-31, Class ZD, 3.00%, 2/20/52	295	169,313
Series 2022-173, Class S, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	6,150	6,829,110
Series 2022-189, Class US, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	9,070	10,103,105
Series 2022-195, Class AS, 7.03%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	4,236	4,875,491
Series 2022-197, Class SW, 5.88%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	6,350	6,629,163
Series 2023-53, Class AL, 5.50%, 4/20/53(6)	20,000	20,278,956
Series 2023-53, Class SE, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(5)	13,410	14,569,959
Series 2023-56, Class ZE, 6.00%, 4/20/53	17,832	18,512,415
Series 2023-63, Class LB, 6.00%, 5/20/53(6)	12,347	12,808,730
Series 2023-63, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	26,280	28,552,905
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,218,302
Series 2023-65, Class SB, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	6,117	6,529,091
Series 2023-65, Class SD, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	12,433	13,678,236
Series 2023-66, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,860	5,274,836
Series 2023-66, Class SD, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,339	4,708,411
Series 2023-83, Class S, 6.425%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(5)	5,517	5,980,093
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,674,147
Series 2023-84, Class SN, 6.422%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(5)	5,776	6,240,121
Series 2023-89, Class SD, 6.233%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(5)	7,340	7,792,749
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,374,245
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,297,577
Series 2023-97, Class CB, 6.00%, 7/20/53(6)	20,000	20,685,548
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,110,676
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,730,998
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,518,615
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,531	7,625,600
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,694,870
Series 2023-133, Class S, 8.55%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	10,548	11,894,102
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,507,598
Series 2023-149, Class S, 8.40%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	6,248	7,000,568
Series 2023-150, Class AS, 10.78%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	2,418	2,833,985
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-150, Class ZH, 6.00%, 10/20/53	$2,429	$ 2,517,138
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,162	6,408,186
Series 2023-153, Class SM, 10.60%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	7,351	8,563,282
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,656,119
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	84,036,413
Series 2023-165, Class EY, 6.50%, 11/20/53(6)	25,000	26,495,985
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,304,870
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,857,840
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,339,389
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,618,579
Series 2023-186, Class ZM, 5.50%, 12/20/53(6)	32,277	32,925,949
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,592,343
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,150,587
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,239,274
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	7,034,963
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,304,914
Series 2024-23, Class KZ, 5.50%, 2/20/54	10,661	10,788,771
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,774	3,923,373
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,905,704
Series 2024-26, Class NZ, 6.00%, 2/20/54	15,352	15,877,601
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,974,239
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,294	9,592,019
Series 2024-44, Class LM, 6.00%, 3/20/54(6)	24,976	25,859,802
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,218,494
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,325,912
Series 2024-46, Class AL, 6.00%, 3/20/54(6)	30,945	32,000,007
Series 2024-59, Class LG, 6.00%, 4/20/54(6)	12,663	13,092,173
Series 2024-81, Class HZ, 6.00%, 5/20/54	5,990	6,193,707
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,213	10,355,577
Series 2024-99, Class DZ, 6.00%, 6/20/54	3,871	3,986,067
Series 2024-108, Class KZ, 6.00%, 7/20/54(6)	39,979	41,202,893
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,301	2,368,678
Series 2024-112, Class LZ, 6.00%, 7/20/54	2,912	3,012,444
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,384,140
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,087	8,309,270
Series 2024-127, Class UZ, 6.00%, 8/20/54	17,057	17,970,062
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,147	5,964,626
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,265,951
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,081	5,220,306
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	7,011,878
Series 2024-148, Class LZ, 5.50%, 9/20/54	15,624	15,668,250
Series 2024-159, Class TZ, 6.50%, 10/20/64	4,098	4,084,605
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,634	8,609,960
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,269	5,268,236

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-167, Class NZ, 6.00%, 10/20/54	$1,316	$ 1,349,742
Series 2024-167, Class PZ, 6.50%, 10/20/54	690	690,063
Series 2024-172, Class BZ, 5.50%, 10/20/54	8,878	8,903,419
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,469	6,652,314
Series 2025-39, Class CM, 8.25%, (30-day SOFR Average + 3.90%), 3/20/55(2)	28,432	29,185,556
Series 2025-41, Class MT, 7.283%, (30-day SOFR Average + 2.933%), 3/20/65(2)	29,147	29,406,689
Series 2025-41, Class QM, 8.25%, (30-day SOFR Average + 3.90%), 3/20/55(2)	11,732	12,060,685
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,414	5,484,976
Series 2025-62, Class FM, 8.54%, (30-day SOFR Average + 4.20%), 4/20/55(2)	42,250	43,440,626
Series 2025-62, Class MF, 8.538%, (30-day SOFR Average + 4.20%), 4/20/55(2)	16,667	16,903,124
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(5)	11,000	11,169,689
Series 2025-64, Class FM, 8.60%, (30-day SOFR Average + 4.26%), 4/20/55(2)	22,583	23,235,826
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(5)	16,317	16,894,979
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,000	77,000
Series 2017-104, Class SD, 1.767%, (6.086% - 1 mo. SOFR), 7/20/47(5)	3,687	495,684
Series 2017-121, Class DS, 0.067%, (4.386% - 1 mo. SOFR), 8/20/47(5)	2,444	120,894
Series 2017-137, Class AS, 0.067%, (4.386% - 1 mo. SOFR), 9/20/47(5)	3,355	161,564
Series 2020-116, Class MI, 2.00%, 8/20/50	15,268	2,018,026
Series 2020-134, Class LI, 2.50%, 9/20/50	6,501	945,270
Series 2020-146, Class IQ, 2.00%, 10/20/50	15,553	1,958,161
Series 2020-146, Class QI, 2.00%, 10/20/50	8,299	1,033,517
Series 2020-149, Class NI, 2.50%, 10/20/50	12,149	1,665,357
Series 2020-151, Class AI, 2.00%, 10/20/50	46,177	5,685,226
Series 2020-151, Class HI, 2.50%, 10/20/50	1,057	159,646
Series 2020-154, Class PI, 2.50%, 10/20/50	10,764	1,474,675
Series 2020-167, Class KI, 2.00%, 11/20/50	25,533	3,208,836
Series 2020-173, Class DI, 2.00%, 11/20/50	19,246	2,360,885
Series 2020-176, Class HI, 2.50%, 11/20/50	26,320	3,618,761
Series 2020-185, Class BI, 2.00%, 12/20/50	6,591	855,777
Series 2020-191, Class AI, 2.00%, 12/20/50	24,657	2,900,040
Series 2021-15, Class AI, 2.00%, 1/20/51	28,208	3,480,996
Series 2021-23, Class TI, 2.50%, 2/20/51	10,116	1,452,223
Series 2021-30, Class AI, 2.00%, 2/20/51	3,511	428,478
Series 2021-46, Class IM, 2.50%, 3/20/51	2,286	308,548
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(5)	$4,723	$ 68,697
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	10,730	371,183
Series 2021-97, Class IG, 2.50%, 8/20/49	31,811	3,936,254
Series 2021-114, Class MI, 3.00%, 6/20/51	8,017	1,358,409
Series 2021-121, Class TI, 3.00%, 7/20/51	28,561	4,015,731
Series 2021-122, Class NI, 3.00%, 7/20/51	5,351	922,625
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	14,347	508,252
Series 2021-154, Class MI, 3.00%, 9/20/51	39,398	5,739,716
Series 2021-160, Class IT, 2.50%, 9/20/51	14,958	1,613,296
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	23,299	204,241
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	11,767	102,476
Series 2021-193, Class IU, 3.00%, 11/20/49	35,757	5,216,924
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(5)	22,266	286,879
Series 2021-201, Class PI, 3.00%, 11/20/51	21,814	2,647,242
Series 2021-209, Class IW, 3.00%, 11/20/51	15,825	2,195,349
Series 2022-104, Class IO, 2.50%, 6/20/51	21,676	3,157,551
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	176,964	1,891,412
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	19,663	210,157
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	39,325	607,467
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	393,254	5,667,026
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	52,771	1,058,513
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	39,325	816,108
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(5)	112,601	1,510,572
Series 2023-13, Class SA, 1.05%, (5.40% - 30-day SOFR Average), 1/20/53(5)	8,603	414,898
Series 2023-19, Class SD, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	13,592	915,309
Series 2023-20, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,451	634,038
Series 2023-22, Class ES, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	12,601	845,383

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-22, Class SA, 1.35%, (5.70% - 30-day SOFR Average), 2/20/53(5)	$16,761	$ 785,401
Series 2023-24, Class SB, 0.80%, (5.15% - 30-day SOFR Average), 2/20/53(5)	25,203	1,158,025
Series 2023-24, Class SG, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	12,601	845,383
Series 2023-32, Class SA, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	42,530	2,853,169
Series 2023-38, Class LS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(5)	40,547	2,705,516
Series 2023-38, Class SD, 1.90%, (6.25% - 30-day SOFR Average), 3/20/53(5)	51,121	2,990,163
Series 2023-38, Class SG, 1.85%, (6.20% - 30-day SOFR Average), 3/20/53(5)	31,594	2,038,159
Series 2023-47, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(5)	13,516	901,839
Series 2023-47, Class SC, 1.90%, (6.25% - 30-day SOFR Average), 3/20/53(5)	20,255	1,328,842
Series 2023-53, Class SK, 1.85%, (6.20% - 30-day SOFR Average), 4/20/53(5)	26,584	1,745,423
Series 2024-64, Class EI, 6.50%, 4/20/64	14,431	2,112,080
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.187%, 1/25/53(1)(3)	1,869	1,054,138
Series 2024-PJ1, Class B3, 7.133%, 6/25/54(1)(3)	5,673	5,847,137
JPM Lending Facility, 11.324%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,624,051
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	2,775	2,799,172
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	13,700	13,842,190
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	13,631	13,823,493
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.829%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,044,581
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(3)	2,736	2,720,663
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	56,928	57,426,587
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	11,820	11,905,613
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(3)	1,500	1,414,858
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(3)	7,750	6,990,126
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.604%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	$11,500	$ 11,605,499
Series 2024-GT1, Class A, 7.527%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,565,890
PRPM LLC:
Series 2024-5, Class A1, 5.689% to 10/25/25, 9/25/29(1)(4)	3,614	3,643,514
Series 2024-NQM1, Class B1, 7.50%, 12/25/68(1)(3)	9,000	8,985,812
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(4)	2,700	2,549,771
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(4)	2,000	1,866,676
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(4)	1,500	1,406,454
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(4)	1,000	925,927
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(4)	4,000	3,563,443
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(4)	3,100	2,851,756
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(4)	4,003	3,681,710
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(3)	10,221	10,429,433
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(4)	1,000	860,831
Radnor RE Ltd., Series 2022-1, Class M1A, 8.104%, (30-day SOFR Average + 3.75%), 9/25/32(1)(2)	147	147,664
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(1)(3)	7,350	7,415,649
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)	15,500	15,565,376
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(4)	12,000	12,139,024
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(3)	3,000	3,034,589
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.379%, 4/25/54(1)(3)	1,526	1,397,390
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(3)	48,538	47,356,075
Total Collateralized Mortgage Obligations (identified cost $3,087,431,079)		$3,109,013,863

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 2.8%
Security	Principal Amount* (000's omitted)		Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(3)		7,823	$ 8,041,686
BAMLL Trust:
Series 2024-BHP, Class B, 7.222%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)		8,000	8,019,552
Series 2024-BHP, Class C, 7.922%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)		1,700	1,694,215
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.212%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)		3,300	3,301,804
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.463%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)		12,000	12,047,683
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class F, 8.572%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		3,240	3,216,930
Series 2024-FBLU, Class G, 9.972%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)		19,000	18,948,848
GWT Trust, Series 2024-WLF2, Class D, 7.261%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		8,000	7,988,406
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(3)		9,500	9,130,477
Hudson Yards Mortgage Trust:
Series 2025-SPRL, Class E, 6.901%, 1/13/40(1)(3)		2,000	2,046,561
Series 2025-SPRL, Class F, 7.649%, 1/13/40(1)(3)		1,750	1,774,379
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/34(1)(3)		11,850	11,838,905
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 7.172%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		25,000	24,564,780
Series 2025-STAY, Class E, 8.172%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		13,900	13,669,445
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.659%, 9/15/47(1)(3)		895	601,977
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.763%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		12,850	12,453,410
ORL Trust:
Series 2024-GLKS, Class E, 7.512%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		8,250	8,177,675
Series 2024-GLKS, Class F, 8.76%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		17,550	17,279,233
ROCK Trust, Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	1,829,500
TX Trust, Series 2024-HOU, Class E, 8.709%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	5,974,777
U.K. Logistics DAC, Series 2024-1A, Class E, 9.481%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	3,019,669
Security	Principal Amount* (000's omitted)	Value
Willowbrook Mall:
Series 2025-WBRK, Class D, 6.278%, 3/5/35(1)(3)	2,500	$ 2,368,663
Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(3)	5,875	5,310,923
Total Commercial Mortgage-Backed Securities (identified cost $183,890,419)		$ 183,299,498

Common Stocks — 0.3%
Security	Shares	Value
Brazil — 0.1%
Suzano SA ADR	209,100	$ 1,852,626
Vale SA ADR	384,500	3,579,695
		$ 5,432,321
Bulgaria — 0.1%
Eurohold Bulgaria AD(10)	5,122,844	$ 5,525,624
		$ 5,525,624
Colombia — 0.0%†
Canacol Energy Ltd.(10)	147,000	$ 316,691
		$ 316,691
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 217,920
		$ 217,920
Mexico — 0.1%
Borr Drilling Ltd.(10)	724,100	$ 1,230,970
Orbia Advance Corp. SAB de CV	1,917,600	1,294,665
		$ 2,525,635
Pakistan — 0.0%†
VEON Ltd. ADR(10)	54,404	$ 2,467,765
		$ 2,467,765
Total Common Stocks (identified cost $17,013,824)		$ 16,485,956

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Canada — 0.1%
Shopify, Inc., 0.125%, 11/1/25	USD	1,995	$ 1,992,007
			$ 1,992,007
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	5,862	$ 7,709,995
H World Group Ltd., 3.00%, 5/1/26	USD	1,064	1,142,573
JD.com, Inc., 0.25%, 6/1/29(1)	USD	2,355	2,479,462
Li Auto, Inc., 0.25%, 5/1/28	USD	1,270	1,455,737
PDD Holdings, Inc., 0.00%, 12/1/25	USD	3,032	2,945,588
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(11)	USD	258	28,690
Trip.com Group Ltd., 0.75%, 6/15/29(1)	USD	2,430	2,747,115
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,868	1,846,425
			$ 20,355,585
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(11)	EUR	1,200	$ 1,457,897
			$ 1,457,897
Singapore — 0.0%†
Sea Ltd., 2.375%, 12/1/25	USD	1,290	$ 1,959,510
			$ 1,959,510
Spain — 0.0%†
Cellnex Telecom SA, 0.50%, 7/5/28(11)	EUR	1,100	$ 1,354,016
			$ 1,354,016
Tanzania — 0.0%†
HTA Group Ltd., 2.875%, 3/18/27(11)	USD	600	$ 559,187
			$ 559,187
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,651	$ 1,659,833
			$ 1,659,833
United States — 2.2%
Airbnb, Inc., 0.00%, 3/15/26	USD	1,553	$ 1,490,103
Akamai Technologies, Inc., 1.125%, 2/15/29	USD	3,885	3,772,335
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,760	2,022,176
Alphatec Holdings, Inc., 0.75%, 3/15/30(1)	USD	690	683,716
American Airlines Group, Inc., 6.50%, 7/1/25	USD	1,840	1,841,568
Security	Principal Amount (000's omitted)		Value
United States (continued)
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	1,730	$ 1,506,074
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	530	1,438,393
Bentley Systems, Inc., 0.125%, 1/15/26	USD	945	924,604
Bill Holdings, Inc., 0.00%, 4/1/30(1)	USD	1,860	1,586,580
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,070	998,043
BlackLine, Inc., 0.00%, 3/15/26	USD	1,955	1,876,800
Block, Inc., 0.25%, 11/1/27	USD	1,050	934,238
Bridgebio Pharma, Inc., 1.75%, 3/1/31(1)	USD	530	581,461
Carnival Corp., 5.75%, 12/1/27	USD	480	768,720
CenterPoint Energy, Inc., 4.25%, 8/15/26	USD	935	1,057,018
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,720	1,750,530
CMS Energy Corp., 3.375%, 5/1/28	USD	1,430	1,583,725
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,005	925,103
Core Scientific, Inc., 0.00%, 6/15/31(1)	USD	310	264,200
Cytokinetics, Inc., 3.50%, 7/1/27	USD	955	1,117,701
Datadog, Inc.:
0.00%, 12/1/29(1)	USD	1,704	1,540,386
0.125%, 6/15/25	USD	853	964,671
Dayforce, Inc., 0.25%, 3/15/26	USD	955	916,800
Dexcom, Inc., 0.375%, 5/15/28	USD	1,025	931,188
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	1,830	1,906,128
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,055	930,869
Duke Energy Corp., 4.125%, 4/15/26	USD	1,900	2,073,375
Enovis Corp., 3.875%, 10/15/28	USD	1,790	1,783,735
Envista Holdings Corp., 1.75%, 8/15/28	USD	1,600	1,455,000
Etsy, Inc., 0.25%, 6/15/28	USD	2,180	1,862,265
Evergy, Inc., 4.50%, 12/15/27	USD	1,855	2,200,586
Evolent Health, Inc., 3.50%, 12/1/29	USD	1,155	940,170
Exact Sciences Corp.:
0.375%, 3/1/28	USD	2,025	1,802,250
2.00%, 3/1/30(1)	USD	720	686,160
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,600	1,564,746
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	1,395	1,392,908
Five9, Inc., 1.00%, 3/15/29	USD	1,065	906,564
Ford Motor Co., 0.00%, 3/15/26	USD	2,049	2,019,289
Global Payments, Inc., 1.50%, 3/1/31	USD	3,720	3,314,520
Haemonetics Corp., 2.50%, 6/1/29(1)	USD	1,440	1,375,920
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,655	2,071,678
Insmed, Inc., 0.75%, 6/1/28	USD	435	980,321
Integer Holdings Corp., 1.875%, 3/15/30(1)	USD	905	960,205
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	800	785,800
InterDigital, Inc., 3.50%, 6/1/27	USD	455	1,189,268
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	USD	1,870	1,828,403
Itron, Inc., 0.00%, 3/15/26	USD	1,070	1,131,881

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	1,365	$ 1,408,316
3.125%, 9/15/30(1)	USD	1,320	1,440,075
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,397,373
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,535	1,555,011
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,795	2,184,350
Live Nation Entertainment, Inc., 2.875%, 1/15/30(1)	USD	1,840	1,907,160
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	1,975	1,829,241
MARA Holdings, Inc., 0.00%, 6/1/31(1)	USD	1,260	998,335
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,670	1,528,885
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,070	942,960
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	1,225	1,562,487
Meritage Homes Corp., 1.75%, 5/15/28(1)	USD	1,430	1,392,105
Microchip Technology, Inc., 0.75%, 6/1/30(1)	USD	2,065	1,945,819
MicroStrategy, Inc., 0.00%, 12/1/29(1)	USD	2,915	2,665,476
MKS Instruments, Inc., 1.25%, 6/1/30(1)	USD	2,000	1,724,863
NCL Corp. Ltd., 1.125%, 2/15/27	USD	2,300	2,178,629
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	2,060	2,309,260
NRG Energy, Inc., 2.75%, 6/1/48	USD	505	1,347,088
Nutanix, Inc., 0.50%, 12/15/29(1)	USD	1,825	1,974,394
Okta, Inc., 0.125%, 9/1/25	USD	1,535	1,513,510
ON Semiconductor Corp., 0.50%, 3/1/29	USD	3,625	3,141,969
Pacira BioSciences, Inc., 2.125%, 5/15/29(1)	USD	535	544,263
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	580	2,167,055
Parsons Corp., 2.625%, 3/1/29	USD	1,750	1,853,250
PG&E Corp., 4.25%, 12/1/27	USD	2,695	2,806,573
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,630	1,923,512
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,825	2,083,237
Rapid7, Inc.:
0.25%, 3/15/27	USD	465	427,218
1.25%, 3/15/29	USD	570	486,958
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	1,985	2,032,144
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,590	1,511,201
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	2,185	2,222,145
Snowflake, Inc., 0.00%, 10/1/29(1)	USD	2,135	2,652,471
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,895	2,444,739
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,465,060
Uber Technologies, Inc.:
0.00%, 12/15/25	USD	1,120	1,256,080
0.875%, 12/1/28	USD	1,990	2,617,845
Ventas Realty LP, 3.75%, 6/1/26	USD	700	922,950
Western Digital Corp., 3.00%, 11/15/28	USD	1,690	2,297,555
Security	Principal Amount (000's omitted)		Value
United States (continued)
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,695	$ 492,398
Workiva, Inc., 1.25%, 8/15/28	USD	2,000	1,888,500
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	2,480	2,337,400
Ziff Davis, Inc., 1.75%, 11/1/26	USD	900	847,119
Zscaler, Inc., 0.125%, 7/1/25	USD	1,465	2,205,521
			$ 143,070,674
Total Convertible Bonds (identified cost $166,577,830)			$ 172,408,709

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	3,000	$ 3,510,240
Wells Fargo & Co., Series L, Class A, 7.50%	3,100	3,602,200
Total Convertible Preferred Stocks (identified cost $7,401,269)		$ 7,112,440

Exchange-Traded Funds — 3.4%
Security	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	4,454,600	$ 163,038,360
Janus Henderson B-BBB CLO ETF	1,013,171	48,692,998
ProShares Short VIX Short-Term Futures ETF	224,200	8,387,322
Total Exchange-Traded Funds (identified cost $227,457,992)		$ 220,118,680

Foreign Corporate Bonds — 6.6%
Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	USD	8,402	$ 8,101,208
			$ 8,101,208
Argentina — 0.2%
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31(1)	USD	2,541	$ 2,260,051

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Argentina (continued)
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(1)	USD	4,440	$ 4,255,740
YPF SA, 8.25%, 1/17/34(1)	USD	6,024	5,858,736
			$ 12,374,527
Brazil — 0.8%
Guara Norte SARL, 5.198%, 6/15/34(11)	USD	5,191	$ 4,813,520
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	6,169	5,885,441
NewCo Holding USD 20 SARL:
9.375%, 11/7/29(11)	USD	1,162	1,148,637
9.375%, 11/7/29(1)	USD	5,843	5,775,805
OHI Group SA:
13.00%, 7/22/29(11)	USD	3,933	3,976,263
13.00%, 7/22/29(1)	USD	10,990	11,110,890
Oi SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(12)	USD	3,422	2,788,695
Samarco Mineracao SA, 9.50%, 6/30/31(11)(12)	USD	14,719	13,862,482
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(11)(12)	USD	299	273,740
Vale SA, Series A6, 0.00%(13)(14)	BRL	50,226	2,832,075
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	1,756	1,804,671
			$ 54,272,219
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(11)	USD	4,600	$ 4,613,570
			$ 4,613,570
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	1,529	$ 1,507,304
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,203,469
			$ 4,710,773
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(11)	USD	9,952	$ 9,577,566
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(11)(15)	USD	850	38,250
KWG Group Holdings Ltd., 7.875%, 8/30/24(15)	USD	519	33,800
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(11)	USD	1,166	1,047,181
3.95%, 9/16/29(11)	USD	340	273,168
Shimao Group Holdings Ltd., 5.60%, 7/15/26(11)(15)	USD	4,343	244,337
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(11)(12)	USD	219	26,843
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(11)(12)	USD	220	30,204
Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(11)(12)	USD	440	$ 60,554
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(11)(12)	USD	662	81,118
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(11)(12)	USD	664	81,314
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(11)(12)	USD	313	38,290
Times China Holdings Ltd.:
5.55%, 6/4/24(11)(15)	USD	2,221	83,287
6.75%, 7/16/23(11)(15)	USD	1,041	40,890
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(11)	USD	200	193,801
			$ 11,850,603
Colombia — 0.3%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	6,249	$ 4,257,006
Banco Davivienda SA, 6.65% to 4/22/31(11)(13)(16)	USD	2,167	1,851,834
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(11)(16)	USD	6,087	6,726,135
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(16)	USD	4,523	4,698,248
Canacol Energy Ltd., 5.75%, 11/24/28(11)	USD	5,622	2,614,625
			$ 20,147,848
Costa Rica — 0.0%†
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	434	$ 461,171
			$ 461,171
Cyprus — 0.0%†
Bank of Cyprus PLC, 11.875% to 12/21/28(11)(13)(16)	EUR	213	$ 282,510
			$ 282,510
Georgia — 0.3%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(13)(16)	USD	200	$ 196,958
9.50% to 7/16/29(11)(13)(16)	USD	6,866	6,765,043
TBC Bank JSC:
8.894% to 11/6/26(11)(13)(16)	USD	3,481	3,354,720
10.25% to 7/30/29(11)(13)(16)	USD	6,004	5,894,861
			$ 16,211,582

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana — 0.2%
Kosmos Energy Ltd.:
7.50%, 3/1/28(11)	USD	4,667	$ 3,988,189
8.75%, 10/1/31(11)	USD	6,700	5,416,886
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	2,891	2,288,949
			$ 11,694,024
Greece — 0.1%
Alpha Services & Holdings SA, 7.50% to 6/10/30(11)(13)(16)	EUR	6,007	$ 7,060,069
			$ 7,060,069
Guyana — 0.0%†
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	1,500	$ 1,507,500
			$ 1,507,500
Hong Kong — 0.2%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(11)(13)(16)	USD	7,803	$ 7,474,295
NWD Finance BVI Ltd.:
4.125% to 3/10/28(11)(13)(16)	USD	1,105	404,812
4.80% to 5/30/25(11)(13)	USD	312	89,655
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(11)	USD	7,551	7,343,243
			$ 15,312,005
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(11)(16)	EUR	3,063	$ 3,490,117
6.875% to 5/8/30, 11/8/35(7)(11)(16)	EUR	1,300	1,465,357
8.625% to 10/19/26, 10/19/27(11)(16)	EUR	417	503,153
OTP Bank Nyrt:
7.30% to 1/30/30, 7/30/35(11)(16)	USD	3,364	3,395,886
8.75% to 2/15/28, 5/15/33(11)(16)	USD	3,264	3,462,092
			$ 12,316,605
Iceland — 0.0%
Wow Air Hf.:
0.00%(13)(15)(17)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(13)(15)(17)	EUR	900	0
			$ 0
India — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	542	$ 524,895
HDFC Bank Ltd., 3.70% to 8/25/26(11)(13)(16)	USD	4,700	4,485,845
Piramal Finance Ltd., 7.80%, 1/29/28(11)	USD	5,010	4,927,111
Security	Principal Amount (000's omitted)		Value
India (continued)
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	1,600	$ 1,471,218
9.85%, 4/24/33(1)	USD	1,019	924,902
9.85%, 4/24/33(11)	USD	1,318	1,196,291
10.25%, 6/3/28(1)	USD	3,251	3,208,668
11.25%, 12/3/31(1)	USD	3,240	3,193,858
			$ 19,932,788
Indonesia — 0.0%†
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(11)	USD	1,520	$ 1,448,126
			$ 1,448,126
Kazakhstan — 0.2%
ForteBank JSC, 7.75%, 2/4/30(1)	USD	9,679	$ 9,473,838
Kaspi.KZ JSC, 6.25%, 3/26/30(11)	USD	5,957	5,841,728
			$ 15,315,566
Luxembourg — 0.2%
FORESEA Holding SA, 7.50%, 6/15/30(11)	USD	8,629	$ 8,213,339
Gol Finance SA, 14.824%, (1 mo. SOFR + 10.50%), 6/8/25(1)(2)	USD	1,265	1,265,232
			$ 9,478,571
Mexico — 1.0%
Alpha Holding SA de CV:
9.00%, 2/10/25(11)(15)	USD	2,654	$ 19,903
10.00%, 12/19/22(11)(15)	USD	1,440	17,997
Banco Mercantil del Norte SA:
5.875% to 1/24/27(11)(13)(16)	USD	433	419,023
7.625% to 1/10/28(11)(13)(16)	USD	563	557,566
8.375% to 5/20/31(11)(13)(16)	USD	603	594,363
8.375% to 10/14/30(11)(13)(16)	USD	1,314	1,330,149
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(13)(16)	USD	6,647	6,551,793
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/17/28, 1/18/33(11)(16)	USD	3,403	3,222,399
8.45% to 6/29/33, 6/29/38(1)(16)	USD	1,771	1,840,405
8.45% to 6/29/33, 6/29/38(11)(16)	USD	3,220	3,346,191
Controladora Mabe SA de CV, 5.60%, 10/23/28(11)	USD	2,200	1,894,200
El Puerto de Liverpool SAB de CV, 6.658%, 1/22/37(1)	USD	5,942	5,997,144
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB, 13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(11)(12)	USD	5,424	5,239,294

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Financiera Independencia SAB de CV SOFOM ENR, 12.00% to 3/1/26, 3/1/28(4)(11)	USD	1,121	$ 1,118,197
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(11)	USD	973	902,701
8.625%, 11/15/31(1)	USD	7,105	6,591,667
Petroleos Mexicanos:
4.50%, 1/23/26	USD	3,023	2,953,998
6.75%, 9/21/47	USD	4,436	2,982,101
6.84%, 1/23/30	USD	12,459	11,105,453
6.875%, 8/4/26	USD	1,812	1,790,173
Total Play Telecomunicaciones SA de CV:
10.50%, 12/31/28(11)	USD	476	425,934
10.50%, 12/31/28(1)	USD	2,349	2,101,933
11.125%, 12/31/32(1)	USD	7,762	7,017,550
			$ 68,020,134
Mongolia — 0.0%†
Golomt Bank, 11.00%, 5/20/27(11)	USD	2,272	$ 2,278,629
			$ 2,278,629
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(11)	USD	6,696	$ 6,458,409
			$ 6,458,409
Panama — 0.0%†
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(11)	USD	784	$ 686,255
			$ 686,255
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 1,805,122
7.70%, 7/21/28(11)	USD	3,143	2,343,452
			$ 4,148,574
Peru — 0.3%
Auna SA:
10.00%, 12/15/29(11)	USD	1,200	$ 1,286,082
10.00%, 12/15/29(1)	USD	5,370	5,755,065
Camposol SA, 6.00%, 2/3/27(11)	USD	3,662	3,451,274
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	3,147	2,848,987
Petroleos del Peru SA, 5.625%, 6/19/47(11)	USD	7,522	4,640,020
Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	429,671
			$ 18,411,099
Security	Principal Amount (000's omitted)		Value
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(11)(13)(15)(16)(17)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	8,425	$ 8,451,283
			$ 8,451,283
Singapore — 0.0%†
Puma International Financing SA, 7.75%, 4/25/29(11)	USD	659	$ 654,626
			$ 654,626
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,561,346
10.125%, 10/15/29(11)	USD	4,216	4,346,222
			$ 6,907,568
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	3,673	$ 3,581,128
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(1)	USD	4,902	4,774,916
WE Soda Investments Holding PLC, 9.50%, 10/6/28(11)	USD	5,637	5,774,937
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(11)	USD	8,838	8,115,147
			$ 22,246,128
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(11)	USD	3,292	$ 2,959,935
			$ 2,959,935
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(11)	USD	5,647	$ 5,807,692
			$ 5,807,692
United Kingdom — 0.1%
Standard Chartered PLC:
7.625% to 1/16/32(11)(13)(16)	USD	3,986	$ 3,930,564
7.875% to 3/8/30(11)(13)(16)	USD	800	803,472
			$ 4,734,036

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States — 0.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	USD	740	$ 743,802
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(16)	USD	16,000	14,749,125
Avianca Midco 2 PLC:
9.00%, 12/1/28(1)	USD	8,897	8,018,810
9.625%, 2/14/30(1)	USD	2,515	2,199,066
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	1,330	1,361,627
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	1,000	990,555
			$ 28,062,985
Uzbekistan — 0.2%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(11)	UZS	51,340,000	$ 4,098,943
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29(11)	USD	6,224	6,387,419
			$ 10,486,362
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(11)(15)	USD	5,670	$ 671,859
5.50%, 4/12/37(11)(15)	USD	817	96,862
6.00%, 10/28/22(11)(15)	USD	2,115	232,686
6.00%, 5/16/24(11)(15)	USD	13,368	1,584,069
6.00%, 11/15/26(11)(15)	USD	60,087	7,120,267
9.00%, 11/17/21(11)(15)	USD	344	44,720
9.75%, 5/17/35(11)(15)	USD	1,954	254,046
12.75%, 2/17/22(11)(15)	USD	928	127,531
			$ 10,132,040
Total Foreign Corporate Bonds (identified cost $448,307,585)			$ 427,537,020

Government National Mortgage Association Participation Agreements — 1.9%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.337%, 1/1/59(18)	$120,010	$ 120,978,361
Total Government National Mortgage Association Participation Agreements (identified cost $120,010,000)		$ 120,978,361

Insurance Linked Securities — 2.6%
Security	Shares	Value
Reinsurance Side Cars — 1.2%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(17)(19)(20)	98,494	$ 79,583
Series 2021B, 0.00%, 3/21/25(1)(17)(19)(20)	938,482	839,941
Series 2022A, 0.00%, 3/20/26(1)(17)(19)(20)	79,810	84,782
Series 2022B, 0.00%, 3/20/26(1)(17)(19)(20)	27,451	55,473
Series 2023A, 0.00%, 3/19/27(1)(17)(19)(20)	257,143	583,946
Series 2023B, 0.00%, 3/19/27(1)(17)(19)(20)	31,162	385,259
Series 2024A, 0.00%, 3/17/28(1)(17)(19)(20)	81,053	981,896
Series 2024B, 0.00%, 3/17/28(1)(17)(19)(20)	64,938	3,564,008
Series 2025A, 0.00%, 3/19/30(1)(17)(19)(20)	37,500,000	35,351,250
Mt. Logan Re Ltd.:
Series 13, Preference Shares(17)(20)(21)	10,000	23,235,607
Series 17, Preference Shares(10)(17)(20)(21)	860	1,972,012
Series 19, Preference Shares(10)(17)(20)(21)	7,464	10,586,708
		$ 77,720,465
Segregated Account/Funds — 1.4%
1863 Fund Ltd. - Core Nat Cat Fund(10)(17)(20)	50,950	$ 55,927,937
PartnerRe ILS Fund SAC Ltd.(10)(17)(20)(21)	34,000	36,713,200
		$ 92,641,137
Total Insurance Linked Securities (identified cost $141,474,298)		$ 170,361,602

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(11)(17)(22)	UZS	97,751,435	$ 7,576,247
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(11)(17)(22)	UZS	1,841,900	141,711
Total Loan Participation Notes (identified cost $8,728,844)			$ 7,717,958

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.2%
Security	Principal Amount/ Shares	Value
United States — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(10)(21)	$8,000,000	$ 8,027,048
Boeing Co., 6.00%	27,000	1,657,260
Hewlett Packard Enterprise Co., 7.625%	26,000	1,305,200
PG&E Corp., Series A, 6.00%	8,000	347,920
Total Preferred Stocks (identified cost $10,927,500)		$ 11,337,428

Senior Floating-Rate Loans — 0.5%(23)
Borrower/Description	Principal Amount (000's omitted)	Value
Brazil — 0.1%
Clealco Acucar E Alcool SA, Term Loan, 16.292%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$5,930	$ 5,930,000
		$ 5,930,000
Jamaica — 0.1%
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	$7,320	$ 7,233,317
		$ 7,233,317
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 9.795%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$5,420	$ 5,474,200
		$ 5,474,200
Puerto Rico — 0.0%†
Coral-US Co-Borrower LLC, Term Loan, 2/2/32(24)	$2,535	$ 2,488,827
		$ 2,488,827
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 8.621%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$690	$ 690,000
Term Loan, 8.621%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	4,250	4,250,000
PIH Communication LLC, Term Loan, 7.805%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	4,339	4,321,395
		$ 9,261,395
Borrower/Description	Principal Amount (000's omitted)	Value
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$2,788	$ 2,788,161
		$ 2,788,161
Total Senior Floating-Rate Loans (identified cost $33,050,161)		$ 33,175,900

Sovereign Government Bonds — 13.4%
Security	Principal Amount (000's omitted)		Value
Brazil — 3.9%
Brazil Government International Bonds, 6.125%, 3/15/34	USD	2,000	$ 1,964,608
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/25	BRL	1,527,300	253,999,653
			$ 255,964,261
Chile — 0.0%†
Chile Government International Bonds, 3.50%, 1/31/34	USD	2,000	$ 1,788,800
			$ 1,788,800
Colombia — 0.0%†
Colombia Government International Bonds, 7.50%, 2/2/34	USD	2,000	$ 1,952,926
			$ 1,952,926
Dominican Republic — 0.2%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	450,030	$ 7,642,552
12.75%, 9/23/29(1)	DOP	91,200	1,713,386
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,065,598
13.00%, 12/5/25(1)	DOP	8,980	152,985
			$ 14,574,521
Iceland — 0.3%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,468,763	$ 8,982,181
6.50%, 1/24/31	ISK	285,839	2,172,909
7.00%, 9/17/35	ISK	553,340	4,372,505
			$ 15,527,595

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia — 0.7%
Indonesia Government International Bonds, 4.85%, 1/11/33	USD	4,000	$ 3,959,353
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	682,305,000	40,800,606
			$ 44,759,959
Mexico — 2.1%
Mexican Bonos, 7.75%, 11/23/34	MXN	2,972,580	$ 137,127,664
Mexico Government International Bonds, 6.00%, 5/7/36	USD	2,000	1,909,936
			$ 139,037,600
Peru — 3.1%
Peru Government Bonds:
5.40%, 8/12/34	PEN	326,285	$ 82,090,358
6.714%, 2/12/55	PEN	5,641	1,507,709
6.90%, 8/12/37	PEN	192,624	52,007,091
7.30%, 8/12/33(1)(11)	PEN	27,365	7,994,395
7.60%, 8/12/39(1)(11)	PEN	188,999	53,700,454
Peru Government International Bonds, 3.00%, 1/15/34	USD	2,000	1,670,200
			$ 198,970,207
Philippines — 0.1%
Philippines Government International Bonds, 5.00%, 7/17/33	USD	4,000	$ 4,003,351
			$ 4,003,351
Romania — 0.1%
Romania Government International Bonds, 7.125%, 1/17/33(11)	USD	4,000	$ 4,040,443
			$ 4,040,443
Serbia — 0.5%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 31,384,875
			$ 31,384,875
South Africa — 2.0%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	413,920	$ 18,454,558
8.875%, 2/28/35	ZAR	1,979,040	95,459,094
10.875%, 3/31/38	ZAR	230,000	12,037,427
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	6,000	5,663,948
			$ 131,615,027
Security	Principal Amount (000's omitted)		Value
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,406	$ 8,686,747
9.00%, Oil-Linked, 12/31/50(1)	USD	3,652	3,865,642
			$ 12,552,389
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(11)	USD	6,927	$ 7,090,558
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(11)	UZS	6,450,000	507,082
			$ 7,597,640
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(11)(15)	USD	799	$ 103,805
7.00%, 3/31/38(11)(15)	USD	183	28,365
7.65%, 4/21/25(11)(15)	USD	32	4,720
7.75%, 10/13/19(11)(15)	USD	1,813	257,205
8.25%, 10/13/24(11)(15)	USD	4,000	589,985
9.25%, 9/15/27(15)	USD	22,668	4,023,570
9.25%, 5/7/28(11)(15)	USD	11,120	1,834,734
11.75%, 10/21/26(11)(15)	USD	586	108,484
11.95%, 8/5/31(11)(15)	USD	3,727	624,256
12.75%, 8/23/22(11)(15)	USD	610	103,387
			$ 7,678,511
Total Sovereign Government Bonds (identified cost $858,608,150)			$ 871,448,105

U.S. Department of Agriculture Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$264	$ 264,099
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	7,118	7,118,448
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	8,000	8,000,752
Total U.S. Department of Agriculture Loans (identified cost $15,381,853)		$ 15,383,299

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.671%, 8/25/41(3)	$22,146	$ 590,747
Series 2021-SB92, Class X1, 0.673%, 8/25/41(3)	21,967	594,531
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.676%, 4/16/63(3)	25,960	1,359,959
Series 2021-132, Class IO, 0.72%, 4/16/63(3)	63,096	3,453,971
Series 2021-144, Class IO, 0.823%, 4/16/63(3)	24,618	1,537,456
Series 2021-186, Class IO, 0.764%, 5/16/63(3)	46,130	2,582,430
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	65,768	3,300,531
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $16,276,515)		$ 13,419,625

U.S. Government Agency Mortgage-Backed Securities — 18.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.386%, (COF + 1.253%), with maturity at 2035(25)	$16	$ 15,429
4.624%, (COF + 1.251%), with maturity at 2030(25)	31	29,967
6.00%, with various maturities to 2055	9,710	9,881,043
6.50%, with maturity at 2053	5,809	6,022,290
7.00%, with various maturities to 2053	1,264	1,333,723
Federal National Mortgage Association:
4.199%, (COF + 1.254%), with maturity at 2035(25)	6	5,504
5.134%, (COF + 1.793%), with maturity at 2035(25)	221	217,714
5.50%, with maturity at 2054	1,169	1,171,746
6.00%, with various maturities to 2053	14,875	15,160,572
6.50%, with various maturities to 2053	15,398	15,953,795
8.50%, with maturity at 2032	54	57,702
Government National Mortgage Association:
5.00%, with maturity at 2052(6)	15,785	15,588,433
5.50%, with various maturities to 2063	52,412	52,783,191
5.50%, with maturity at 2053(6)	10,194	10,241,728
6.00%, with various maturities to 2064	117,443	119,897,059
6.00%, 30-Year, TBA(26)	93,000	94,054,425
6.00%, with various maturities to 2053(6)	65,277	66,823,106
6.50%, with various maturities to 2064	93,644	97,010,724
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.50%, with various maturities to 2053(6)	$30,977	$ 32,366,085
7.00%, with various maturities to 2064	37,162	38,363,290
7.50%, with various maturities to 2054	7,658	7,856,423
8.00%, with various maturities to 2054	3,585	3,687,411
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(26)	195,400	194,995,463
6.00%, 30-Year, TBA(26)	403,700	409,518,972
6.50%, 30-Year, TBA(26)	35,830	36,906,301
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,220,436,449)		$1,229,942,096

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(27)(28) Series 2018-1, Class A, 2.602%, 3/25/44(1)	$119,432	$ 6,496,636
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,899,169)		$ 6,496,636

Short-Term Investments — 4.7%
Affiliated Fund — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(29)	213,404,319	$ 213,404,319
Total Affiliated Fund (identified cost $213,404,319)		$ 213,404,319

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.0%†
Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 3/31/25 with an interest rate of 4.00%, collateralized by USD 2,000,000 Chile Government International Bonds, 3.50%, due 1/31/34 and a market value, including accrued interest, of $1,806,494(30)	USD	1,860	$ 1,860,000
Total Repurchase Agreements (identified cost $1,860,000)			$ 1,860,000

Sovereign Government Securities — 0.3%
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.3%
Nigeria OMO Bills:
0.00%, 2/24/26	NGN	7,058,834	$ 3,611,115
0.00%, 2/25/26	NGN	37,923,382	19,508,179
Total Sovereign Government Securities (identified cost $24,998,154)			$ 23,119,294

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25(31)	$13,500	$ 13,477,898
0.00%, 5/22/25(31)	4,000	3,990,112
0.00%, 5/29/25(31)	13,500	13,455,745
0.00%, 6/5/25(31)	30,000	29,876,771
0.00%, 7/15/25(31)	8,150	8,079,010
Total U.S. Treasury Obligations (identified cost $68,880,270)		$ 68,879,536
Total Short-Term Investments (identified cost $309,142,743)		$ 307,263,149

Total Purchased Swaptions — 0.0%† (identified cost $918,605)	$ 663,051
Total Investments — 118.3% (identified cost $7,691,084,481)	$ 7,721,247,744
Other Assets, Less Liabilities — (18.3)%	$(1,196,038,575)
Net Assets — 100.0%	$ 6,525,209,169
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $2,129,444,651 or 32.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.
(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(7)	When-issued security.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $334,583,769 or 5.1% of the Portfolio's net assets.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2025.
(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(16)	Security converts to variable rate after the indicated fixed-rate coupon period.
(17)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(18)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security (see Note 5).
(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(26)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025 of all interest only securities comprising the trust.
(29)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.
(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 9/10/55 to pay SOFR and receive 4.53%	Bank of America, N.A.	USD	100,000,000	9/8/25	$663,051
Total					$663,051
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	47,657,325	USD	51,724,782	6/18/25	$ 2,409,670
EUR	5,889,473	USD	6,348,204	6/18/25	341,710
EUR	5,105,073	USD	5,502,707	6/18/25	296,199
EUR	1,892,122	USD	2,039,499	6/18/25	109,782
EUR	2,026,833	USD	2,211,747	6/18/25	90,554
EUR	895,432	USD	965,177	6/18/25	51,953
EUR	1,084,472	USD	1,183,412	6/18/25	48,452
EUR	410,871	USD	442,874	6/18/25	23,839
EUR	295,452	USD	320,668	6/18/25	14,939
EUR	232,884	USD	252,761	6/18/25	11,775

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	96,615,273,000	USD	5,817,919	6/18/25	$ 9,623
IDR	48,307,651,000	USD	2,911,504	6/18/25	2,267
IDR	96,620,000,000	USD	5,826,800	6/18/25	1,027
IDR	24,370,000,000	USD	1,473,665	6/18/25	(3,740)
IDR	217,950,636,704	USD	13,154,915	6/18/25	(8,790)
IDR	163,969,000,000	USD	9,903,603	6/18/25	(13,487)
IDR	77,120,000,000	USD	4,667,546	6/18/25	(15,900)
IDR	226,708,846,933	USD	13,691,223	6/18/25	(16,829)
IDR	135,098,000,000	USD	8,167,957	6/18/25	(19,253)
IDR	204,960,000,000	USD	12,395,832	6/18/25	(33,263)
PEN	77,018,781	USD	21,095,834	6/18/25	(117,686)
PEN	79,474,105	USD	21,768,360	6/18/25	(121,437)
USD	156,024	EUR	143,755	6/18/25	(7,269)
USD	434,813	EUR	398,460	6/18/25	(17,802)
USD	562,213	EUR	515,210	6/18/25	(23,018)
USD	820,254	EUR	751,677	6/18/25	(33,583)
USD	982,110	EUR	900,000	6/18/25	(40,210)
USD	1,847,380	EUR	1,692,929	6/18/25	(75,636)
USD	2,330,567	EUR	2,135,719	6/18/25	(95,419)
USD	3,208,796	EUR	2,940,523	6/18/25	(131,375)
USD	4,943,034	EUR	4,529,770	6/18/25	(202,379)
USD	5,570,824	EUR	5,105,073	6/18/25	(228,082)
USD	5,670,630	EUR	5,196,535	6/18/25	(232,168)
USD	6,426,787	EUR	5,889,473	6/18/25	(263,127)
USD	6,762,467	EUR	6,197,089	6/18/25	(276,871)
USD	11,393,297	EUR	10,570,000	6/18/25	(613,276)
USD	17,552,615	EUR	16,085,123	6/18/25	(718,644)
USD	24,742,239	EUR	22,673,655	6/18/25	(1,013,003)
USD	30,663,644	EUR	28,100,000	6/18/25	(1,255,439)
USD	51,703,686	EUR	47,380,982	6/18/25	(2,116,866)
USD	13,717,436	IDR	224,527,000,000	6/18/25	174,645
USD	14,124,064	IDR	231,629,000,000	6/18/25	152,901
USD	14,618,911	IDR	239,925,560,704	6/18/25	147,324
USD	14,177,170	IDR	233,310,846,933	6/18/25	104,563
USD	11,995,250	IDR	198,036,000,000	6/18/25	50,316
USD	5,196,775	IDR	85,792,000,000	6/18/25	22,060
USD	4,748,881	IDR	78,499,000,000	6/18/25	14,058
USD	6,607,792	IDR	111,407,369,679	6/18/25	(111,965)
USD	6,194,532	IDR	104,730,945,528	6/18/25	(122,523)
USD	8,256,625	IDR	139,074,597,471	6/18/25	(131,935)
USD	9,485,578	IDR	160,334,726,527	6/18/25	(185,329)
USD	10,050,464	IDR	169,883,000,000	6/18/25	(196,366)
USD	39,347,981	PEN	143,990,000	6/18/25	128,409
USD	21,095,834	PEN	77,018,781	6/18/25	117,686

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	15,779,099	PEN	57,596,000	6/18/25	$ 91,270
USD	15,925,015	PEN	58,276,000	6/18/25	51,970
USD	23,575,931	PEN	86,394,000	6/18/25	44,188
USD	6,386,048	PEN	23,310,000	6/18/25	36,939
USD	9,541,547	PEN	34,965,000	6/18/25	17,884
USD	467,836	PEN	1,712,000	6/18/25	1,527
USD	187,390	PEN	684,000	6/18/25	1,084
USD	280,257	PEN	1,027,000	6/18/25	525
USD	319,262	PEN	1,173,080	6/18/25	(258)
USD	14,993,058	PEN	55,071,000	6/18/25	(7,019)
USD	10,870,463	PEN	39,941,886	6/18/25	(8,790)
USD	26,858,842	PEN	98,688,785	6/18/25	(21,719)
USD	13,799,918	PEN	50,763,000	6/18/25	(26,758)
USD	45,831,598	PEN	168,573,200	6/18/25	(83,873)
					$(4,021,948)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,293,513	USD	1,471,574	UBS AG	5/8/25	$ —	$ (5,951)
EUR	4,059,000	USD	4,624,726	Bank of America, N.A.	5/9/25	—	(25,372)
EUR	17,078,000	USD	19,458,257	Bank of America, N.A.	5/9/25	—	(106,752)
EUR	9,800,000	USD	10,615,679	Barclays Bank PLC	5/9/25	488,943	—
EUR	9,500,000	USD	10,292,224	Deutsche Bank AG	5/9/25	472,461	—
EUR	4,383,000	USD	4,978,799	Goldman Sachs International	5/9/25	—	(12,313)
EUR	18,439,000	USD	20,945,487	Goldman Sachs International	5/9/25	—	(51,800)
EUR	5,464,000	USD	6,215,346	JPMorgan Chase Bank, N.A.	5/9/25	—	(23,953)
EUR	22,991,000	USD	26,152,458	JPMorgan Chase Bank, N.A.	5/9/25	—	(100,787)
EUR	5,464,000	USD	6,225,313	Standard Chartered Bank	5/9/25	—	(33,919)
EUR	22,992,000	USD	26,195,533	Standard Chartered Bank	5/9/25	—	(142,729)
USD	1,026,314	EUR	949,124	Barclays Bank PLC	5/9/25	—	(49,163)
USD	1,471,661	EUR	1,293,513	UBS AG	5/9/25	5,949	—
USD	3,212,695	OMR	1,237,000	Standard Chartered Bank	6/9/25	—	(15)
USD	5,295,144	OMR	2,039,000	Standard Chartered Bank	6/12/25	—	(456)
AUD	151,600,000	USD	94,588,546	Bank of America, N.A.	6/18/25	2,568,913	—
CZK	433,768,665	EUR	17,300,768	Barclays Bank PLC	6/18/25	60,660	—
CZK	307,299,452	EUR	12,234,082	BNP Paribas	6/18/25	68,520	—
CZK	425,000,000	EUR	16,949,720	Goldman Sachs International	6/18/25	60,923	—
EGP	471,000,000	USD	8,751,394	Societe Generale	6/18/25	326,281	—
EUR	46,503,679	CZK	1,166,068,117	Barclays Bank PLC	6/18/25	—	(168,397)
JPY	13,064,000,000	USD	91,033,570	UBS AG	6/18/25	819,711	—

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	2,358,897,000	USD	114,614,719	Barclays Bank PLC	6/18/25	$ 4,963,627	$ —
MXN	34,000,000	USD	1,657,009	Barclays Bank PLC	6/18/25	66,536	—
MXN	393,570,000	USD	19,102,604	Standard Chartered Bank	6/18/25	848,436	—
MXN	18,200,492	USD	890,871	Standard Chartered Bank	6/18/25	31,757	—
NZD	3,525,894	USD	2,040,732	Deutsche Bank AG	6/18/25	56,629	—
USD	37,882	CAD	54,320	BNP Paribas	6/18/25	—	(1,615)
USD	6,198,885	CAD	8,888,742	BNP Paribas	6/18/25	—	(264,344)
USD	91,842,565	CNH	663,479,877	Citibank, N.A.	6/18/25	274,941	—
USD	14,999,375	CNH	108,000,000	Citibank, N.A.	6/18/25	94,170	—
USD	15,238,036	CNH	110,000,000	Citibank, N.A.	6/18/25	56,809	—
USD	31,025,730	CNH	224,000,000	HSBC Bank USA, N.A.	6/18/25	111,231	—
USD	18,668,933	CNH	134,000,000	Standard Chartered Bank	6/18/25	175,438	—
USD	95,634,948	CNH	700,000,000	Standard Chartered Bank	6/18/25	—	(972,861)
USD	4,337,057	EGP	232,901,809	Standard Chartered Bank	6/18/25	—	(151,705)
USD	4,425,582	EGP	238,098,191	Standard Chartered Bank	6/18/25	—	(163,331)
USD	642,772	MXN	13,300,000	Barclays Bank PLC	6/18/25	—	(31,438)
USD	234,458	MXN	4,811,000	Goldman Sachs International	6/18/25	—	(9,423)
USD	249,480	MXN	5,200,000	HSBC Bank USA, N.A.	6/18/25	—	(14,121)
USD	20,995,519	MXN	437,100,000	HSBC Bank USA, N.A.	6/18/25	—	(1,162,165)
USD	74,146,617	MXN	1,493,735,500	JPMorgan Chase Bank, N.A.	6/18/25	—	(1,574,545)
USD	32,805,195	MXN	666,000,000	Standard Chartered Bank	6/18/25	—	(955,998)
USD	34,279,454	MXN	695,487,700	Standard Chartered Bank	6/18/25	—	(976,544)
USD	38,134,766	MXN	783,372,000	Standard Chartered Bank	6/18/25	—	(1,576,305)
USD	38,076,268	MXN	783,000,000	Standard Chartered Bank	6/18/25	—	(1,615,946)
USD	47,208,053	MXN	964,460,529	Standard Chartered Bank	6/18/25	—	(1,682,846)
USD	285,648	MXN	5,870,300	State Street Bank and Trust Company	6/18/25	—	(11,932)
USD	2,029,605	NZD	3,525,894	HSBC Bank USA, N.A.	6/18/25	—	(67,757)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(26,282)
USD	132,273,457	ZAR	2,453,151,073	HSBC Bank USA, N.A.	6/18/25	845,463	—
ZAR	105,000,000	USD	5,626,410	Barclays Bank PLC	6/18/25	—	(1,016)
USD	160,234	EUR	140,016	Goldman Sachs International	7/31/25	754	—
USD	2,720,401	EUR	2,368,625	State Street Bank and Trust Company	7/31/25	22,513	—
USD	25,109,164	OMR	9,671,625	Standard Chartered Bank	7/31/25	—	(6,020)
USD	64,190,134	BRL	390,000,000	Citibank, N.A.	10/1/25	—	(2,075,277)
USD	63,760,913	BRL	390,000,000	Citibank, N.A.	10/1/25	—	(2,504,498)
USD	61,937,289	BRL	376,300,000	BNP Paribas	10/2/25	—	(1,984,146)
USD	57,914,455	BRL	371,000,000	BNP Paribas	10/2/25	—	(5,106,678)
USD	4,061,469	NGN	7,058,834,000	Citibank, N.A.	2/26/26	284,139	—
USD	21,883,083	NGN	37,923,382,000	Citibank, N.A.	2/27/26	1,600,457	—
						$14,305,261	$(23,658,400)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	290	Long	6/26/25	$ 96,253,900	$ 5,239,293
Interest Rate Futures
U.S. 2-Year Treasury Note	58	Long	6/30/25	12,072,609	58,876
U.S. 5-Year Treasury Note	14,387	Long	6/30/25	1,570,992,968	22,686,004
U.S. 10-Year Treasury Note	5,042	Long	6/18/25	565,806,938	798,840
U.S. Long Treasury Bond	22	Long	6/18/25	2,565,750	(15,749)
U.S. Ultra 10-Year Treasury Note	167	Long	6/18/25	19,160,641	174,382
U.S. Ultra-Long Treasury Bond	109	Long	6/18/25	13,192,406	(217,098)
Euro-Bobl	(93)	Short	6/6/25	(12,603,630)	(86,115)
U.S. 5-Year Treasury Note	(220)	Short	6/30/25	(24,022,969)	(221,115)
U.S. Ultra-Long Treasury Bond	(568)	Short	6/18/25	(68,745,750)	(2,209,402)
					$26,207,916
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(2,845,777)	$908,058	$(1,937,719)
USD	61,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	(27,666)	—	(27,666)
USD	40,690	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(45,601)	—	(45,601)
USD	43,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(56,401)	—	(56,401)
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	229,122	—	229,122
							$(2,746,323)	$908,058	$(1,838,265)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,849,962
								$2,849,962
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	131,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.52% (pays upon termination)	1/2/29	$ 56,262	$ —	$ 56,262
CLP	15,985,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	(4,361)	—	(4,361)
CLP	10,920,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	(7,553)	—	(7,553)
CLP	5,285,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	(54,207)	—	(54,207)
CLP	13,103,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	(150,742)	—	(150,742)
CLP	7,128,694	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	(87,924)	—	(87,924)
CLP	13,102,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	(172,499)	—	(172,499)
CLP	6,551,306	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	(102,602)	—	(102,602)
CLP	12,297,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	12/18/34	(28,079)	—	(28,079)
CNY	472,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	3/19/30	494,862	—	494,862
COP	147,491,030	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/30	(107,708)	—	(107,708)
HUF	11,710,200	Pays	6-month HUF BUBOR (pays semi-annually)	6.15% (pays annually)	6/18/30	375,627	—	375,627
ILS	190,520	Pays	3-month ILS TELBOR (pays quarterly)	3.88% (pays annually)	6/18/30	69,998	—	69,998
INR	6,157,160	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	3/19/30	1,225,401	—	1,225,401

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	86,567,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	$ 773,653	$ —	$ 773,653
KRW	31,037,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	283,623	—	283,623
MXN	763,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.42% (pays monthly)	3/13/30	1,155,724	—	1,155,724
SGD	56,970	Pays	SORA (pays semi-annually)	1.96% (pays semi-annually)	6/18/30	153,964	—	153,964
THB	454,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	358,550	—	358,550
THB	581,400	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	465,127	—	465,127
THB	1,218,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	982,656	—	982,656
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	155,569	—	155,569
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	194,828	—	194,828
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	157,307	—	157,307
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	346,713	—	346,713
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	107,797	—	107,797
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	404,916	—	404,916
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	114,841	—	114,841
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	110,823	—	110,823
USD	122,220	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	1,307,301	—	1,307,301
ZAR	997,360	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	6/18/30	410,702	—	410,702
Total						$8,990,569	$ —	$8,990,569

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	114,548	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	$242,791
BNP Paribas	MYR	93,652	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	201,025
BNP Paribas	MYR	98,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	239,471
Total							$683,287
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$7,651	1.00% (pays quarterly)(1)	6/20/30	$ 271,750	$ (299,829)	$ (28,079)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(1)	6/20/30	2,156	(1,795)	361
Occidental Petroleum Corp.	23,940	1.00% (pays quarterly)(1)	6/20/30	530,402	(456,270)	74,132
Petroleo Brasileiro S.A.	16,567	1.00% (pays quarterly)(1)	6/20/30	680,889	(844,708)	(163,819)
Turkey	12,871	1.00% (pays quarterly)(1)	6/20/30	1,429,517	(1,184,754)	244,763
Total				$2,914,714	$(2,787,356)	$127,358
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Pan American Energy	Barclays Bank PLC	$ 3,190	1.00% (pays quarterly)(1)	0.79%	12/20/25	$ 8,080	$ 40,347	$ 48,427
Petroleos Mexicanos	Deutsche Bank AG	6,955	4.00% (pays monthly)(1)	4.68	7/6/26	(27,541)	—	(27,541)
Petroleos Mexicanos	Deutsche Bank AG	18,333	4.20% (pays monthly)(1)	4.68	7/6/26	(46,430)	—	(46,430)
Petroleos Mexicanos	Deutsche Bank AG	4,895	4.20% (pays monthly)(1)	4.80	9/20/26	(12,973)	—	(12,973)
Petroleos Mexicanos	Goldman Sachs International	17,676	1.00% (pays quarterly)(1)	4.27	12/20/25	(341,623)	220,942	(120,681)
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	25,000	1.00% (pays quarterly)(1)	4.27	12/20/25	(483,173)	279,292	(203,881)
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	4.52	3/20/26	(290,177)	183,887	(106,290)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$10,974	7.85% (pays annually)(1)	8.29%	3/18/28	$ 11,365	$ 20,229	$ 31,594
Total		$97,023				$(1,182,472)	$744,697	$(437,775)
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $97,023,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
UBS AG	USD	100,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	4/7/26	$(467,895)
						$(467,895)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 527,967,209 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$1,001,678
				$1,001,678
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt

BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind

SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $7,477,680,162)	$7,507,843,425
Affiliated investments, at value (identified cost $213,404,319)	213,404,319
Deposits for reverse repurchase agreements	2,910,000
Deposits for forward commitment securities	2,649,000
Deposits for derivatives collateral:
Futures contracts	22,003,887
Centrally cleared derivatives	55,502,348
OTC derivatives	580,000
Foreign currency, at value (identified cost $23,760,029)	24,431,525
Interest and dividends receivable	44,505,819
Dividends receivable from affiliated investments	980,338
Receivable for investments sold	253,814,123
Receivable for variation margin on open futures contracts	1,653,345
Receivable for variation margin on open centrally cleared derivatives	886,620
Receivable for open forward foreign currency exchange contracts	14,305,261
Receivable for open swap contracts	4,614,948
Receivable for closed swap contracts	571,189
Tax reclaims receivable	2,772
Trustees' deferred compensation plan	120,385
Total assets	$8,150,779,304
Liabilities
Cash collateral due to brokers	$2,959,000
Payable for reverse repurchase agreements, including accrued interest of $3,926,298	489,246,307
Payable for investments purchased	37,093,938
Payable for when-issued/delayed delivery/forward commitment securities	1,053,119,444
Payable for open forward foreign currency exchange contracts	23,658,400
Payable for open swap contracts	985,691
Upfront receipts on open OTC derivatives	744,697
Due to custodian	14,109,067
Payable to affiliates:
Investment adviser fee	2,691,383
Trustees' fees	9,222
Trustees' deferred compensation plan	120,385
Accrued foreign capital gains taxes	30,512
Accrued expenses	802,089
Total liabilities	$1,625,570,135
Net Assets applicable to investors' interest in Portfolio	$6,525,209,169

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $458)	$6,655,946
Dividend income from affiliated investments	3,915,012
Interest income (net of foreign taxes withheld of $76,706)	191,573,632
Other income	2,694
Total investment income	$202,147,284
Expenses
Investment adviser fee	$14,481,568
Trustees’ fees and expenses	54,250
Custodian fee	714,289
Legal and accounting services	357,640
Interest expense and fees	14,322,514
Interest expense on securities sold short	54,528
Miscellaneous	64,642
Total expenses	$30,049,431
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$129,283
Total expense reductions	$129,283
Net expenses	$29,920,148
Net investment income	$172,227,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $15,159)	$(13,201,931)
Written swaptions	(989,766)
Securities sold short	865,670
Futures contracts	(21,627,441)
Swap contracts	(632,685)
Foreign currency transactions	(4,377,934)
Forward foreign currency exchange contracts	8,303,191
Net realized loss	$(31,660,896)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $30,512)	$91,884,673
Securities sold short	(518,443)
TBA sale commitments	(269,801)
Futures contracts	65,078,912
Swap contracts	(2,444,515)
Foreign currency	(771,634)
Forward foreign currency exchange contracts	(17,699,251)
Net change in unrealized appreciation (depreciation)	$135,259,941
Net realized and unrealized gain	$103,599,045
Net increase in net assets from operations	$275,826,181

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$172,227,136	$212,623,005
Net realized loss	(31,660,896)	(34,734,528)
Net change in unrealized appreciation (depreciation)	135,259,941	189,720,838
Net increase in net assets from operations	$275,826,181	$367,609,315
Capital transactions:
Contributions	$1,665,330,341	$1,967,233,702
Withdrawals	(324,575,191)	(419,677,813)
Net increase in net assets from capital transactions	$1,340,755,150	$1,547,555,889
Net increase in net assets	$1,616,581,331	$1,915,165,204
Net Assets
At beginning of period	$4,908,627,838	$2,993,462,634
At end of period	$6,525,209,169	$4,908,627,838

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.09%(3)	0.94%	0.66%	0.67%	0.70%	0.69%
Net expenses(2)	1.09%(3)(4)	0.94%(4)	0.64%(4)	0.66%(4)	0.70%	0.69%
Net investment income	6.29%(3)	5.78%	5.82%	4.04%	4.22%	2.85%
Portfolio Turnover(5)	119%(6)	280%	526%	400%	218%(5)	87%(5)
Total Return	5.10%(6)	11.62%	2.94%	(2.97)%	3.53%	7.52%
Net assets, end of period (000’s omitted)	$6,525,209	$4,908,628	$2,993,463	$2,183,251	$1,881,061	$1,359,116
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense on securities sold short and/or reverse repurchase agreements of 0.52%, 0.36%, 0.01%, 0.02%, 0.03% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
(6)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 98.8% and 1.2%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2025 were $23,542,973 or 0.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

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Notes to Consolidated Financial Statements (Unaudited) — continued

O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.

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Notes to Consolidated Financial Statements (Unaudited) — continued

T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

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Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $14,481,568 or 0.53% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $129,283 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$2,078,400,221	$1,115,306,313
U.S. Government and Agency Securities	7,170,237,518	6,474,267,387
	$9,248,637,739	$7,589,573,700
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,224,875,825
Gross unrealized appreciation	$258,382,538
Gross unrealized depreciation	(228,701,417)
Net unrealized appreciation	$29,681,121

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Notes to Consolidated Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$23,235,607
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,972,012
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	10,586,708
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000	34,000,000	36,713,200
Total Insurance Linked Securities			$48,695,114	$72,507,527
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,000,000	$ 7,880,000	$ 8,027,048
Total Preferred Stocks			$7,880,000	$8,027,048
Total Restricted Securities			$56,575,114	$80,534,575
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Consolidated Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $25,328,212. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $53,424,144 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially

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Notes to Consolidated Financial Statements (Unaudited) — continued

all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$663,051	$663,051
Not applicable	5,239,293*	2,914,714*	4,569,139*	33,653,468*	46,376,614
Receivable for open forward foreign currency exchange contracts	—	—	14,305,261	—	14,305,261
Receivable for open swap contracts	—	19,445	—	4,534,927	4,554,372
Total Asset Derivatives	$5,239,293	$2,934,159	$18,874,400	$38,851,446	$65,899,298
Derivatives not subject to master netting or similar agreements	$5,239,293	$2,914,714	$4,569,139	$33,653,468	$46,376,614
Total Asset Derivatives subject to master netting or similar agreements	$ —	$19,445	$14,305,261	$5,197,978	$19,522,684
Not applicable	$ —	$ —	$(8,591,087)*	$(6,440,599)*	$(15,031,686)
Payable for open forward foreign currency exchange contracts	—	—	(23,658,400)	—	(23,658,400)
Payable for open swap contracts; Upfront receipts on open OTC swap contracts	(467,895)	(1,201,917)	—	—	(1,669,812)
Total Liability Derivatives	$(467,895)	$(1,201,917)	$(32,249,487)	$(6,440,599)	$(40,359,898)
Derivatives not subject to master netting or similar agreements	$ —	$ —	$(8,591,087)	$(6,440,599)	$(15,031,686)
Total Liability Derivatives subject to master netting or similar agreements	$(467,895)	$(1,201,917)	$(23,658,400)	$ —	$(25,328,212)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$6,324,717	$(132,124)	$(6,192,593)	$ —	$ —
Barclays Bank PLC	5,587,846	(250,014)	(5,337,832)	—	—
BNP Paribas	509,016	(509,016)	—	—	—
Citibank, N.A.	2,310,516	(2,310,516)	—	—	—
Deutsche Bank AG	529,090	(86,944)	—	(320,000)	122,146
Goldman Sachs International	73,042	(73,042)	—	—	—
HSBC Bank USA, N.A.	956,694	(956,694)	—	—	—
JPMorgan Chase Bank, N.A.	1,001,678	(1,001,678)	—	—	—
Societe Generale	326,281	—	—	(260,000)	66,281
Standard Chartered Bank	1,055,631	(1,055,631)	—	—	—
State Street Bank and Trust Company	22,513	(11,932)	—	—	10,581
UBS AG	825,660	(473,846)	(351,814)	—	—
	$19,522,684	$(6,861,437)	$(11,882,239)	$(580,000)	$199,008

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(132,124)	$132,124	$ —	$ —	$ —
Barclays Bank PLC	(250,014)	250,014	—	—	—
BNP Paribas	(7,356,783)	509,016	6,847,767	—	—
Citibank, N.A.	(4,579,775)	2,310,516	2,269,259	—	—
Deutsche Bank AG	(86,944)	86,944	—	—	—
Goldman Sachs International	(415,159)	73,042	342,117	—	—
HSBC Bank USA, N.A.	(1,244,043)	956,694	287,349	—	—
JPMorgan Chase Bank, N.A.	(2,472,635)	1,001,678	1,373,353	—	(97,604)
Standard Chartered Bank	(8,304,957)	1,055,631	7,249,326	—	—
State Street Bank and Trust Company	(11,932)	11,932	—	—	—
UBS AG	(473,846)	473,846	—	—	—
	$(25,328,212)	$6,861,437	$18,369,171	$ —	$(97,604)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to repurchase and reverse repurchase agreements at April 30, 2025 is included at Note 8.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions*	$ —	$ —	$608,155	$(537,246)	$70,909
Written swaptions	—	—	—	(989,766)	(989,766)
Futures contracts	9,662,935	—	—	(31,290,376)	(21,627,441)
Swap contracts	(8,667)	1,261,168	—	(1,885,186)	(632,685)
Forward foreign currency exchange contracts	—	—	8,303,191	—	8,303,191
Total	$9,654,268	$1,261,168	$8,911,346	$(34,702,574)	$(14,875,792)
Change in unrealized appreciation (depreciation):
Investments*	$ —	$ —	$628,974	$281,584	$910,558
Futures contracts	3,313,137	—	—	61,765,775	65,078,912
Swap contracts	(467,895)	(454,386)	—	(1,522,234)	(2,444,515)
Forward foreign currency exchange contracts	—	—	(17,699,251)	—	(17,699,251)
Total	$2,845,242	$(454,386)	$(17,070,277)	$60,525,125	$45,845,704
*	Relates to purchased options and swaptions
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Swaptions	Purchased Put Options
$2,233,226,000	$393,533,000	$1,450,702,000	$67,971,000	$45,942,000
Written Swaptions	Swap Contracts
$14,286,000	$1,871,701,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	4/10/25	5/2/2025	4.60%	$38,555,751	$38,659,209
Bank of Montreal	4/10/25	5/8/2025	4.60	93,781,258	94,032,906
MUFG Securities Americas, Inc.	2/27/25	On Demand(1)	4.60	65,020,257	65,535,362
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.55	71,162,606	72,187,940
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.60	16,041,213	16,274,880
TD Securities (USA) LLC	2/4/25	On Demand(1)	4.60	125,909,446	127,276,962
TD Securities (USA) LLC	2/5/25	On Demand(1)	4.60	21,658,492	21,890,960
TD Securities (USA) LLC	4/2/25	On Demand(1)	4.60	53,190,986	53,388,088
Total				$485,320,009	$489,246,307
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Collateralized Mortgage Obligations and U.S. Government Agency Mortgage-Backed Securities.
The Fund also pledged cash of $1,860,000 to MUFG Securities America, Inc. and $1,050,000 to TD Securities (USA) LLC as additional collateral for its reverse repurchase obligations.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $621,922,000 and 4.55%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Nomura International PLC	$1,860,000	$ —	$(1,806,494)	$ —	$53,506
	$1,860,000	$ —	$(1,806,494)	$ —	$53,506

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Bank of Montreal	$(132,692,115)	$ —	$132,692,115	$ —	$ —
MUFG Securities Americas, Inc.	(65,535,362)	—	65,535,362	—	—
TD Securities (USA) LLC	(291,018,830)	—	291,018,830	—	—
	$(489,246,307)	$ —	$489,246,307	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $213,404,319, which represents 3.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$126,551,697	$2,460,903,860	$(2,374,051,238)	$ —	$ —	$213,404,319	$3,915,012	213,404,319
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 789,178,908	$ —	$ 789,178,908
Closed-End Funds	7,905,460	—	—	7,905,460
Collateralized Mortgage Obligations	—	3,109,013,863	—	3,109,013,863
Commercial Mortgage-Backed Securities	—	183,299,498	—	183,299,498
Common Stocks	10,742,412	5,743,544*	—	16,485,956
Convertible Bonds	—	172,408,709	—	172,408,709
Convertible Preferred Stocks	7,112,440	—	—	7,112,440
Exchange-Traded Funds	220,118,680	—	—	220,118,680

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 427,537,020	$ 0	$ 427,537,020
Government National Mortgage Association Participation Agreements	—	120,978,361	—	120,978,361
Insurance Linked Securities	—	—	170,361,602	170,361,602
Loan Participation Notes	—	—	7,717,958	7,717,958
Preferred Stocks	3,310,380	8,027,048	—	11,337,428
Senior Floating-Rate Loans	—	33,175,900	—	33,175,900
Sovereign Government Bonds	—	871,448,105	—	871,448,105
U.S. Department of Agriculture Loans	—	15,383,299	—	15,383,299
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,419,625	—	13,419,625
U.S. Government Agency Mortgage-Backed Securities	—	1,229,942,096	—	1,229,942,096
U.S. Government Guaranteed Small Business Administration Loans	—	6,496,636	—	6,496,636
Short-Term Investments:
Affiliated Fund	213,404,319	—	—	213,404,319
Repurchase Agreements	—	1,860,000	—	1,860,000
Sovereign Government Securities	—	23,119,294	—	23,119,294
U.S. Treasury Obligations	—	68,879,536	—	68,879,536
Purchased Interest Rate Swaptions	—	663,051	—	663,051
Total Investments	$462,593,691	$7,080,574,493	$178,079,560	$7,721,247,744
Forward Foreign Currency Exchange Contracts	$ —	$ 18,874,400	$ —	$ 18,874,400
Futures Contracts	28,957,395	—	—	28,957,395
Swap Contracts	—	17,404,452	—	17,404,452
Total	$491,551,086	$7,116,853,345	$178,079,560	$7,786,483,991
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (32,249,487)	$ —	$ (32,249,487)
Futures Contracts	(2,749,479)	—	—	(2,749,479)
Swap Contracts	—	(5,360,932)	—	(5,360,932)
Total	$ (2,749,479)	$ (37,610,419)	$ —	$ (40,359,898)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$128,235,686	$7,976,061	$136,211,747
Realized gains (losses)	—	—	(12,601)	(12,601)
Change in net unrealized appreciation (depreciation)	—	(3,281,334)	(105,815)	(3,387,149)
Cost of purchases	—	79,506,194	—	79,506,194
Proceeds from sales, including return of capital	—	(34,098,944)	(142,118)	(34,241,062)
Accrued discount (premium)	—	—	2,431	2,431
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2025	$0	$170,361,602	$7,717,958	$178,079,560
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2025	$ —	$1,988,831	$(115,486)	$1,873,345
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2025:
Type of Investment	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	128,435,464	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	7,717,958	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.06% - 6.05%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.08% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $41,926,138 were primarily valued on the basis of broker quotations.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

ETSIX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025